Stockholders' Equity (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 13, 2014	Oct. 17, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity (Textual)
Stock Repurchased During Period, Value					$ (25,000)
Common stock, shares issued			49,287,376		46,692,376	44,281,127
Series A, convertible preferred stock, shares issued			100		100	100
Warrants issued to purchase common stock, shares		1,000,000
Investment Warrants, Exercise Price	$ 0.30					$ 0.70
Common Stock shares retained for pre-Merger stockholders of Pubco					6,110,000
Stock based compensation			1,793,412	263,166	2,380,051	3,877,856
Expected life of stock options			1 year 9 months 11 days
Treasury Stock [Member]
Stockholders' Equity (Textual)
Purchase of 50 shares of Treasury stock under termination agreement					(50)
Stock Repurchased During Period, Value					(25,000)
10 preferred shares issued from treasury for services, Shares					10
Repurchased and Retired during period			150,000
Warrant [Member]
Stockholders' Equity (Textual)
Intrinsic value Outstanding			732,375		61,000	168,750
Intrinsic value Exercisable			732,375		61,000	168,750
Common Stock granted under Equity Incentive Plan			12,275,518		7,321,250	1,430,000
Warrants issued to purchase common stock, shares					675,000
Warrants stock price, per share					$ 0.70
Warrant issued to shareholders					1,350,000
Investment Warrants, Exercise Price					$ 0.35
Reprice of warrants to purchase common stock			875,000		1,400,000
Exercise price after re-priced of warrants			$ 0.15		$ 0.30
Compensation expense related to the re-priced warrants			14,755		27,427
Investment warrants expiration date			May 31, 2018		Oct. 31, 2017
Exercise price before re-priced of warrants			$ 0.85		$ 1.65
Expected life of stock options			5 years
Stock Option [Member]
Stockholders' Equity (Textual)
Intrinsic value Outstanding			1,417,500		363,000	675,617
Intrinsic value Exercisable			1,417,500		333,000	675,617
Common Stock granted under Equity Incentive Plan			1,000,000		11,100,000	3,000,000
Stock based compensation			153,101
Fair value of stock authorized for issuance			341,807
Vested period of Restricted stock			2 years
Investment option expiration date			Apr. 11, 2019
Expected life of stock options			3 years 6 months
Former Stockholders [Member]
Stockholders' Equity (Textual)
Common stock, shares issued					33,372,550
Consultant [Member]
Stockholders' Equity (Textual)
Stock based compensation			$ 60,646